Financial Statement Details	12 Months Ended
Dec. 31, 2020
Financial Statement Details [Abstract]
Financial Statement Details
4.	Financial Statement Details
Property and equipment, net
consists of the following at December 31:

	2020	2019
Leasehold improvements	$54,740	$—
Computer equipment	9,406	9,406
Accumulated depreciation	(20,013)	(7,838)

Total equipment, net	$44,133	$1,568

Accrued expenses
consist of the following at December 31:

	2020	2019
Accrued payroll and benefits	$1,501,351	$493,685
Accrued clinical trial and contract expenses	1,094,669	1,078,277
Accrued professional services expenses	716,000	81,000
Other accrued expenses	49,815	35,000

Total accrued expenses	$3,361,835	$1,687,962